Related parties (Details)		3 Months Ended		9 Months Ended
	Jan. 01, 2022 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 GBP (£)	Sep. 30, 2022 EUR (€)
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 100,000	€ 100,000	€ 300,000		€ 300,000
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Services Agreement, Annual Fee, Related Party Transactions | $	$ 4
TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Services Agreement, Annual Fee, Related Party Transactions				150,000	£ 130,000
Set-up fee, Related Party Transactions				€ 0.1